Significant Accounting Policies - Schedule of Allowance for Uncollectible Accounts (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Balance as of January 1	$ (58)	$ (53)
Amounts charged to expense	(39)	(36)
Amounts written off	29	31
Balance as of September 30	$ (68)	$ (58)